Related Party Transactions - Schedule of Balances Due to and Due from Related Parties (Details) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Due from related parties	$ 20,140	$ 64,496	$ 80,270
Due to related parties	553,814	374,553	195,214
Huang Xiansheng [Member]
Due from related parties	$ 20,140	$ 19,915	25,837
Relationship	Minority shareholder of Shenzhen Yeller	Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties		$ 44,581	54,433
Due to related parties	$ 9,672
Relationship	Company owned by President of the Company	Company owned by President of the Company
Huang Zhicheng [Member]
Due to related parties			57,423
Relationship		Former shareholder of the Company
Huang Yusheng [Member]
Due to related parties	$ 544,142	$ 374,553	$ 137,791
Relationship	President of the Company	President of the Company